Leases - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating lease liabilities
2022	$ 2,621
2023	2,848
2024	2,934
2025	3,022
2026	3,105
Thereafter	517
Total future minimum lease payments	15,047
Less: imputed interest	(4,621)
Total maturities	10,426	$ 9,034
Finance lease liabilities
2022	43
2023	43
2024	43
2025	43
2026	43
Total future minimum lease payments	215
Less: imputed interest	(20)
Total maturities	$ 195	$ 54